Shares Repurchased (Details Narrative) - USD ($)			12 Months Ended
	Jan. 01, 2026	Jun. 03, 2025	Dec. 31, 2025	Dec. 31, 2024	Aug. 22, 2024	Mar. 23, 2023
SharesRepurchasedLineItems [Line Items]
Ordinary shares, par value		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Average price per share			$ 0.9399
Reduced additional paid in capital			$ 48,852
Common Stock [Member]
SharesRepurchasedLineItems [Line Items]
Repurchased value		$ 5,000,000.0	$ 48,857
Ordinary shares, par value			$ 0.0001	$ 0.0001	$ 0.0001
Repurchased shares		5,000,000.0	52,175
Average price per share			$ 0.9364
Common Stock [Member] | Subsequent Event [Member]
SharesRepurchasedLineItems [Line Items]
Repurchased value	$ 117,114
Repurchased shares	162,047
Average price per share	$ 0.7227
Treasury Stock, Common [Member]
SharesRepurchasedLineItems [Line Items]
Repurchased value			$ 5